DIRECTORS LOAN	12 Months Ended
Mar. 31, 2025
DIRECTORS LOAN
DIRECTOR'S LOAN

9. DIRECTOR’S LOAN

In December 2019, the Company entered into a loan extension and amendment agreement (the “Loan”) with a director and significant shareholder of the Company (the “Lender”), pursuant to which a previous loan agreement with a maturity date of November 26, 2019 was extended for five years or earlier pending the achievement of certain financing milestones. The Loan has a principal sum of $1,000,000, is unsecured and bears interest at a rate of 10% per annum. On December 13, 2021, a total of $160,000 in interest was paid. On November 25, 2024, the Lender agreed to extend the repayment date of the Loan to November 26, 2025.

Pursuant to the Loan, the Company issued to the Lender a loan bonus comprising of 16,000,000 common share purchase warrants (the “Warrants”) with an expiry of five years and an exercise price of $0.05 per share.

The Company entered into a Second Loan Amendment Agreement dated May 25, 2022, pursuant to which it agreed to a $100,000 increase to the existing Loan (the “Additional Loan”). The Additional Loan was unsecured, bearing an interest at a rate of 10% per annum and was repayable on or before the earlier of November 26, 2024, the occurrence of a default or on achievement of financing milestones.

In connection with the Additional Loan, the Company issued to the Lender a loan bonus comprising of 1,176,470 common share purchase warrants (the "Bonus Warrants"), each entitling the holder to acquire one common share of the Company until November 26, 2024 at a price of $0.085 per share.

On June 15, 2022, the Company obtained an additional short-term loan (the “Short-term Loan”) of $250,000 with an interest rate of 12% per annum from the Lender.

In January 2023, the Company repaid the Additional Loan and Short-term Loan, including accrued interest to the date of repayment.

The change in the Loan balance is as follows:

		Year ended	Year ended
		March 31, 2025	March 31, 2024
		($)	($)
Opening balance		784,947	648,005
Amortization of transaction costs		181,357	136,942
Closing balance		966,304	784,947

		Year ended	Year ended
		March 31, 2025	March 31, 2024
		($)	($)
Current portion		966,304	784,947
Total		966,304	784,947

Finance expenses			Years ended March 31,
	2025	2024	2023
	($)	($)	($)
Interest on loan	99,000	101,274	126,685
Amortization of transaction costs	181,357	136,942	102,554
Total	280,357	238,216	229,239